FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.19	12.31.18	12.31.19	12.31.18
Long position	515,261	1,184,064	72,163	95,533

Foreign Currency	72,790	335,194	—	50,536
US$ (1) (2)	72,790	241,332	—	24,608
EUR (2)	—	51,971	—	—
LIBOR US$ (1)	—	41,891	—	25,928

Floating rate	369,491	699,595	1,818	7,737
CDI (1) (2)	369,491	554,336	1,818	—
TJLP (4)	—	145,259	—	7,737

Inflation rates	72,980	149,275	70,345	37,260
IPCA (3) (5)	72,980	149,275	70,345	37,260

Short position	(515,261)	(1,184,064)	(56,133)	(39,383)

Floating rate	(145,770)	(608,782)	(56,133)	(24,916)
CDI (1) (2) (3) (4) (5)	(145,770)	(608,782)	(56,133)	(24,916)

Foreign Currency	(369,491)	(575,282)	—	(14,467)
US$ (2)	(365,161)	(439,103)	—	(9,396)
EUR (1) (2)	(4,330)	(115,233)	—	(222)
LIBOR US$ (1)	—	(20,946)	—	(4,849)

	Long position		72,163	95,533
	Current		19,282	69,065
	Non-current		52,881	26,468

	Short position		(56,133)	(39,383)
	Current		(1,921)	(16,538)
	Non-current		(54,212)	(22,845)
	Amounts receivable, net		16,030	56,150

(1)    Foreign currency swaps (US$ and LIBOR) x CDI - swap transactions with maturities up to July 2019, according to the debt maturities, with the purpose of hedging the exchange rate risk of the Company's dollar lending operation.

(2)    Foreign currency swaps (Euro and CDI x Euro) (R$4,334) and (US$ and CDI x US$) (R$292,347) - maturing through October 30, 2019 to hedge currency risk affecting net amounts payable (carrying amount R$3,806 in Euros and LIBOR) and receivables (carrying amount R$292,347 in US$).

(3)    IPCA x CDI rate swaps to hedge the same flow as the debentures (4th issue - 3rd series) indexed to the IPCA settled on October 15, 2019.

(4)    TJLP x CDI swaps transactions contracted with maturities up to July 2019 to hedge the risk of TJLP variation on loan with BNDES.

(5)    IPCA x CDI swaps (R$262,817) - maturing in 2033 to hedge risk of change rate pegged to IPCA (carrying amount R$319,550).

Schedule of breakdown of swaps maturing after December 31, 2019

	Maturing in
					Amount
					receivable
					(payable) on
Swap contract	2020	2021	2022	2023 onwards	12.31.19
Foreign currency x CDI	(1,921)	—	—	—	(1,921)
CDI x Foreign Currency	1,818	—	—	—	1,818
IPCA x CDI	17,464	3,239	3,507	(8,077)	16,133
Total	17,361	3,239	3,507	(8,077)	16,030

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (long position)	Derivatives (depreciation risk EUR)	(4,334)	(5,418)	(6,501)
Payables in EUR	Debt (appreciation risk EUR)	(25,633)	(32,041)	(38,449)
Receivables in EUR	Debt (depreciation risk EUR)	29,439	36,799	44,158
	Net Exposure	(528)	(660)	(792)

Hedge (short position)	Derivatives (depreciation risk US$)	(292,347)	(365,433)	(438,520)
Payables in US$	Debt (appreciation risk US$)	(185,022)	(231,277)	(277,532)
Receivables in US$	Debt (depreciation risk US$)	477,369	596,710	716,052
	Net Exposure	—	—	—

Hedge (long position)	Derivatives (risk of decrease in IPCA)	262,817	250,228	238,939
Debt in IPCA	Debt (risk of increase in IPCA)	(319,550)	(306,961)	(295,672)
	Net Exposure	(56,733)	(56,733)	(56,733)

Hedge (CDI position)
Hedge US$ and EUR (short and long position)	Derivatives (risk of decrease in CDI)	(295,777)	(295,547)	(295,320)
Hedge IPCA (short position)	Derivatives (risk of increase in CDI)	(262,817)	(250,228)	(238,939)
	Net Exposure	(558,594)	(545,775)	(534,259)
Total net exposure in each scenario		(615,855)	(603,168)	(591,784)

Net effect on changes in current fair value		—	12,687	24,071

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	4.0307	5.0384	6.0461
EUR	4.5102	5.6377	6.7652
IPCA	4.05%	5.06%	6.07%
IGPM	3.37%	4.21%	5.05%
CDI	6.42%	8.03%	9.63%

Schedule of composition of financial assets and liabilities

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.19	12.31.18	12.31.19	12.31.18
Financial Assets
Current
Cash and cash equivalents (Note 3)	Amortized cost		3,393,377	3,381,328	3,393,377	3,381,328
Trade accounts receivable (Note 4)	Amortized cost		8,719,497	8,304,382	8,719,497	8,304,382
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	19,282	69,065	19,282	69,065

Non-current
Investments pledged as collateral	Amortized cost		63,766	76,934	63,766	76,934
Trade accounts receivable (Note 4)	Amortized cost		440,453	426,252	440,453	426,252
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	52,881	26,468	52,881	26,468
Total financial assets			12,689,256	12,284,429	12,689,256	12,284,429

Financial Liabilities
Current
Trade accounts payable, net (Note 16)	Amortized cost		6,871,799	7,642,782	6,871,799	7,642,782
Loans, financing and leases (Note 20)	Amortized cost		1,020,061	1,076,451	1,021,810	1,135,732
Loans, financing and leases (Note 20)	Measured at fair value through profit or loss	Level 2	2,029,246	263,754	2,029,246	263,754
Debentures (Note 20)	Amortized cost		1,077,183	82,840	1,104,539	237,144
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	—	41,121	—	41,121
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	1,921	16,316	1,921	16,316
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	—	222	—	222

Non-current
Loans, financing and leases (Note 20)	Amortized cost		25,093	817,908	24,106	796,481
Loans, financing and leases (Note 20)	Measured at fair value through profit or loss	Level 2	7,161,875	341,728	7,161,875	341,728
Contingent consideration (Note 20)	Measured at fair value through profit or loss	Level 2	484,048	465,686	484,048	465,686
Debentures (Note 20)	Amortized cost		2,027,167	3,049,949	1,948,705	2,866,981
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	54,212	22,845	54,212	22,845
Total financial liabilities			20,752,605	13,821,602	20,702,261	13,830,792

Schedule of Company's ratio of consolidated debt to shareholders' equity

	12.31.19	12.31.18
Cash and cash equivalents	3,393,377	3,381,328
Loans, financing, debentures, leases and contingent consideration (1)	(13,824,673)	(6,139,437)
Derivative transactions, net	16,030	56,150
Short-term investment pledged as collateral	13,212	12,473
Asset guarantor of contingent consideration	484,048	465,686
Net debt	9,918,006	2,223,800
Net equity	70,455,578	71,607,027
Net debt-to-equity ratio	14.08%	3.11%
(1)	As of December 31, 2019, includes the effects of the adoption of IFRS 16 on January 1, 2019 (Note 19).

Summary the maturity profile of our consolidated financial liabilities as set forth in loan agreements

On 12.31.19	2020	2021	2022	2023	2024	2025 onwards	Total
Trade accounts payable	6,871,799	—	—	—	—	—	6,871,799
Loans and financing	1,022,302	16,307	10,243	4	—	—	1,048,856
Leases (1)	2,098,941	1,896,313	1,670,508	1,484,652	1,086,093	2,696,282	10,932,789
Contingent consideration	—	—	—	—	—	484,048	484,048
Debentures	1,148,732	1,083,292	1,034,796	—	—	—	3,266,820
Derivative transactions	1,921	—	—	—	—	54,212	56,133
Total	11,143,695	2,995,912	2,715,547	1,484,656	1,086,093	3,234,542	22,660,445
(1)	Includes the effects of the adoption of IFRS 16 on January 1, 2019 (note 20).